Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

	$	$
	As of December 31,
	2023	2024
	$	$

Computers	1,472,199	1,525,593
Office equipment, furniture and fittings	65,355	61,443
Leasehold improvements	350,194	350,104
Transportation assets	64,022	70,669
Warehouse equipment	140,829	193,818
Land	278,756	268,032
Building	40,830	70,866
Construction-in-progress	44,884	11,391

	2,457,069	2,551,916
Less: accumulated depreciation	(1,249,371)	(1,454,217)

	1,207,698	1,097,699

Depreciation expenses recognized for each of the years ended December 31, 2022, 2023 and 2024 were included in the following captions:

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$

Cost of revenue	261,582	297,406	274,715
Sales and marketing expenses	10,733	8,665	4,779
General and administrative expenses	117,593	93,972	66,857
Research and development expenses	15,019	12,193	8,135

	404,927	412,236	354,486